Income Taxes - Schedule of Provision for Income Taxes and the Effective Tax Rates (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (8,999)	$ (9,425)	$ (25,761)	$ (29,445)	$ (39,633)	$ (50,302)
Income tax expense	$ (3)	$ (13)	$ (21)	$ (25)	(28)	(30)
Effective tax rate	0.00%	0.10%	0.10%	0.10%
U.S. Federal benefit					(8,323)	(10,563)
Permanent items					90	156
Foreign tax differential					126	(108)
Other					(139)	(4)
Change in valuation allowance					8,274	10,549
Total	$ 3	$ 13	$ 21	$ 25	$ 28	$ 30